Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of cash flow statement supplementary information (obsolete) [Abstract]
Reconciliation of liabilities arising from financing activities [Text block]
Philips Group
Reconciliation of liabilities arising from financing activities
in millions of EUR
2016 - 2017
	Balance as of Dec. 31, 2016	Cash flow [1] )	Transfer to liabilities directly associated with assets held for sale	Currency effects and consolidation changes	Other non-cash	Balance as of Dec. 31, 2017
Long-term debt [2] )	5,396	(217)	(1,255)	(327)	998	4,595
USD bonds	3,608	(1,184)		(287)	1	2,137
EUR bonds		997			-	997
Bank borrowings	1,470	(22)	(1,238)	(21)	-	190
Other long-term debt	39	(20)	-	1	(1)	20
Finance leases	279	12	(18)	(20)	29	281
Forward contracts [3] )					970	970
Short-term debt [2] )	210	(4)	(86)	(49)	49	120
Short-term bank borrowings	207	(3)	(84)	(49)		71
Other short-term loans	2	(1)	(2)	-
Forward contracts [3] )					49	49
Equity	(181)	168			(1,487)	(1,500)
Sale of Lighting shares net of costs		1,060			(1,060)
Dividend payable		(478)			478
Forward contracts [3] )					(1,018)	(1,018)
Treasury shares	(181)	(414)			114	(481)
1) Cash flow includes cash movements related to Lighting from January to April 2017, and therefore does not equal cash flow from financing activities in the consolidated statements of cash flows.
2)Long-term debt includes the short-term portion of long-term debt, and short-term debt excludes the short-term portion of long-term debt.
3)The forward contracts are mainly related to the share buyback program.